NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2023
Nature Of Operations
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

Vicinity Motor Corp. (“Vicinity”, “VMC” or the “Company”) is a Canadian company that is a North American supplier of electric vehicles for both public and commercial enterprise use. The Company leverages a dealer network and relationships with manufacturing partners to supply its flagship electric, compressed natural gas (“CNG”) and clean-diesel Vicinity buses and the VMC 1200 class 3 electric truck. VMC (formerly Grande West Transportation Group) was incorporated on December 4, 2012 under the laws of British Columbia. The Company conducts its active operations in Canada through its wholly owned operating subsidiary, Vicinity Motor (Bus) Corp. which was incorporated on September 2, 2008 under the laws of British Columbia. The Company also conducts its active operations in the U.S. through a wholly owned subsidiary, Vicinity Motor (Bus) USA Corp., incorporated on April 8, 2014 under the laws of the State of Delaware. The Company’s head office is located at 3168 262nd Street, Aldergrove, British Columbia.